Disclosure of number and weighted average exercise prices of share options (Details)		12 Months Ended
	Sep. 12, 2016	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement at beginning of period		5,971,668	6,217,334
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period		$ 0.79	$ 1.24
Number of share options granted in share-based payment arrangement	1,550,000		1,550,000
Weighted average exercise price of share options granted in share-based payment arrangement			$ 0.96
Number of share options exercised in share-based payment arrangement		(1,688,333)	(270,666)
Weighted average exercise price of share options exercised in share-based payment arrangement		$ 0.85	$ 0.70
Number of share options expired in share-based payment arrangement			(1,525,000)
Weighted average exercise price of share options expired in share-based payment arrangement			$ 2.84
Number of share options outstanding in share-based payment arrangement at end of period		4,283,335	5,971,668
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period		$ 0.76	$ 0.79